UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02258

Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

EATON VANCE
INCOME
FUND
OF
BOSTON

Semiannual Report April 30, 2008

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Income Fund of Boston as of April 30, 2008

INVESTMENT UPDATE

Michael W. Weilheimer, CFA

Co-Portfolio Manager

Thomas J. Huggins, CFA

Co-Portfolio Manager

Economic and Market Conditions

•                  The high-yield bond market posted negative returns during the six months ended April 30, 2008, pulled lower by the continuing effects of the subprime crisis, declining home values and a weakening economy. The market was further pressured by a large inventory of unsold bonds issued to finance pending mergers and by a growing risk-aversion among fixed-income investors. Having reached historical lows of 250 basis points (2.50%) in May 2007, high-yield spreads widened dramatically to around 600 basis points by year-end 2007. In early 2008, market sentiment deteriorated further. Despite a series of aggressive interest rate cuts by the Federal Reserve, the poor climate for high-yield bonds reduced the availability of financing for many borrowers. Spreads widened to around 850 basis points (8.50%) by early March 2008.

•                  At mid-March 2008, the market began to rally. The Federal Reserve’s injection of liquidity into the credit markets relieved investors’ concerns in the wake of the failure of Bear Stearns and gave rise to hopes that the worst of the credit crisis might have passed. Bond issuance in April 2008 was the highest since November 2007, and the backlog of unsold bonds for leveraged buyouts was significantly reduced by purchases by private equity funds, hedge funds and sovereign wealth funds. The market rally continued through April 2008, posting one of the strongest one-month rallies in high-yield history.

Management Discussion

•                  The Fund currently invests in Boston Income Portfolio, (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. As spreads widened during the period, the Portfolio gradually adopted a normal risk profile, as wide spreads compensated investors for additional risk. This was a departure from the Portfolio’s more defensive position amid the historically tight spreads of mid-2007. The Portfolio emphasized companies whose earnings could, in management’s view, help them weather an economic downturn. Management extended duration somewhat, reducing its holdings in short maturity securities and floating-rate loans. From a quality standpoint, the Portfolio selectively added more B-rated bonds that, in management’s view, could potentially benefit from tighter spreads in a more prolonged market rally. As the Bear Stearns rescue ignited a rally in mid-March 2008, some of the Portfolio’s lower quality bonds started to gain some traction.

•                  The Fund lagged its benchmark slightly during the period. The primary reason was the underperformance of the Portfolio’s B-rated bonds in the first four months of the period. The gaming sector was a modest drag on performance, as investors feared the consequences of a pullback in leisure and travel expenditures. Emerging telecom bonds also struggled, as companies found it difficult to gain a competitive foothold in a slow economy.

•                  Energy and paper bonds were among the Portfolio’s better performers. Exploration and production companies benefited from the continuing surge in oil prices during the period. Selected retail bonds fared well later in the period. Unlike many “big box” retailers that have been negatively impacted by a weak economy, some specialty retailers have enjoyed relatively stable earnings. Performance during the period was also helped by an underweighting in the troubled auto sector, and by short maturities in the Portfolio’s limited auto holdings.

Eaton Vance Income Fund of Boston
Total Return Performance 10/31/07 – 4/30/08

Class A(1)	-1.66%
Class B(1)	-2.04%
Class C(1)	-2.04%
Class I(1)	-1.53%
Class R(1)	-1.79%
Merrill Lynch U.S. High Yield Master II Index(2)	-0.77%
Merrill Lynch U.S. High Yield Master II Constrained Index(2)	-0.74%
Lipper High Current Yield Funds Average(2)	-2.01%

Please refer to page 2 for additional performance information.

(1)

These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R are offered to certain investors at net asset value (NAV). Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

(2)

It is not possible to invest directly in an Index or Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper average is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Income Fund of Boston as of April 30, 2008

FUND PERFORMANCE

Fund Performance(1)

	Class A	Class B	Class C	Class I	Class R
Class Share Symbol	EVIBX	EBIBX	ECIBX	EIIBX	ERIBX
Average Annual Total Returns (at net asset value)
Six Months	-1.66%	-2.04%	-2.04%	-1.53%	-1.79%
One Year	-1.71	-2.30	-2.30	-1.31	-1.81
Five Years	8.60	7.81	7.78	8.88	N.A.
Ten Years	5.34	N.A.	N.A.	N.A.	N.A.
Life of Fund†	9.05	8.48	8.56	5.76	6.03
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-6.36%	-6.75%	-2.98%	-1.53%	-1.79%
One Year	-6.37	-6.85	-3.21	-1.31	-1.81
Five Years	7.56	7.51	7.78	8.88	N.A.
Ten Years	4.83	N.A.	N.A.	N.A.	N.A.
Life of Fund†	8.90	8.37	8.56	5.76	6.03

†Inception Dates – Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class I: 7/1/99; Class R: 1/5/04

(1)

Average Annual Total Returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered to certain investors at net asset value. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC. Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses (2)

	Class A	Class B	Class C	Class I	Class R
Expense Ratio	1.06%	1.81%	1.81%	0.81%	1.30%

(2)         From the Fund’s prospectus dated 3/1/08.

Portfolio Composition

Portfolio credit Quality Ratings(3)

By total investments

(3)         As a percentage of the Portfolio’s total investments as of 4/30/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Income Fund of Boston as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Income Fund of Boston

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$983.40	$5.18
Class B	$1,000.00	$979.60	$8.86
Class C	$1,000.00	$979.60	$8.86
Class I	$1,000.00	$984.70	$3.95
Class R	$1,000.00	$982.10	$6.31
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27
Class B	$1,000.00	$1,015.90	$9.02
Class C	$1,000.00	$1,015.90	$9.02
Class I	$1,000.00	$1,020.90	$4.02
Class R	$1,000.00	$1,018.50	$6.42

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.28% for Class R shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Boston Income Portfolio, at value (identified cost, $1,835,543,952)	$1,748,245,759
Receivable for Fund shares sold	4,312,760
Total assets	$1,752,558,519
Liabilities
Payable for Fund shares redeemed	$4,792,435
Dividends payable	3,431,860
Payable to affiliate for distribution and service fees	546,348
Payable to affiliate for Trustees' fees	782
Accrued expenses	306,078
Total liabilities	$9,077,503
Net Assets	$1,743,481,016
Sources of Net Assets
Paid-in capital	$1,987,678,055
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(160,495,652)
Accumulated undistributed net investment income	3,596,806
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(87,298,193)
Total	$1,743,481,016
Class A Shares
Net Assets	$1,332,173,359
Shares Outstanding	221,544,729
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.01
Maximum Offering Price Per Share (100 ÷ 95.25 of $6.01)	$6.31
Class B Shares
Net Assets	$153,447,970
Shares Outstanding	25,541,442
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.01
Class C Shares
Net Assets	$185,359,573
Shares Outstanding	30,836,530
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.01
Class I Shares
Net Assets	$58,004,601
Shares Outstanding	9,649,076
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.01
Class R Shares
Net Assets	$14,495,513
Shares Outstanding	2,411,517
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.01
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and other income allocated from Portfolio	$81,063,743
Dividends allocated from Portfolio	393,901
Expenses allocated from Portfolio	(5,739,577)
Net investment income from Portfolio	$75,718,067
Expenses
Trustees' fees and expenses	$1,820
Distribution and service fees
Class A	1,663,901
Class B	789,084
Class C	942,508
Class R	32,990
Transfer and dividend disbursing agent fees	995,175
Printing and postage	134,171
Registration fees	53,955
Legal and accounting services	26,572
Custodian fee	22,640
Miscellaneous	15,989
Total expenses	$4,678,805
Net investment income	$71,039,262
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(35,327,663)
Swap contracts	5,686,581
Net realized loss	$(29,641,082)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(71,160,657)
Swap contracts	(5,400,542)
Net change in unrealized appreciation (depreciation)	$(76,561,199)
Net realized and unrealized loss	$(106,202,281)
Net decrease in net assets from operations	$(35,163,019)

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$71,039,262	$139,273,786
Net realized gain (loss) from investment transactions, swap contracts and foreign currency transactions	(29,641,082)	30,079,946
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(76,561,199)	(59,802,911)
Net increase (decrease) in net assets from operations	$(35,163,019)	$109,550,821
Distributions to shareholders — From net investment income Class A	$(55,580,371)	$(105,842,531)
Class B	(5,982,440)	(12,495,489)
Class C	(7,139,735)	(14,011,851)
Class I	(2,411,285)	(4,036,966)
Class R	(534,444)	(651,092)
Total distributions to shareholders	$(71,648,275)	$(137,037,929)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$146,323,848	$452,915,358
Class B	5,100,892	18,697,099
Class C	17,953,330	61,249,193
Class I	15,267,838	28,484,411
Class R	4,216,614	10,079,510
Net asset value of shares issued to shareholders in payment of distributions declared Class A	40,735,744	75,538,242
Class B	3,089,882	6,288,492
Class C	3,767,167	7,343,074
Class I	1,790,889	2,866,627
Class R	447,447	557,627
Cost of shares redeemed Class A	(216,352,262)	(408,311,887)
Class B	(16,291,228)	(33,199,827)
Class C	(33,148,501)	(49,389,491)
Class I	(12,614,885)	(19,202,645)
Class R	(2,518,408)	(1,752,304)
Net asset value of shares exchanged Class A	2,092,588	5,218,261
Class B	(2,092,588)	(5,218,261)
Redemption fees	24,321	46,879
Net increase (decrease) in net assets from Fund share transactions	$(42,207,312)	$152,210,358
Net increase (decrease) in net assets	$(149,018,606)	$124,723,250

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$1,892,499,622	$1,767,776,372
At end of period	$1,743,481,016	$1,892,499,622
Accumulated undistributed net investment income included in net assets
At end of period	$3,596,806	$4,205,819

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended September 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		2004(1)	2003(1)
Net asset value — Beginning of period	$6.370		$6.460	$6.290	$6.440	$6.370		$6.140	$5.340
Income (loss) from operations
Net investment income	$0.248		$0.489	$0.477	$0.473	$0.037		$0.504	$0.527
Net realized and unrealized gain (loss)	(0.358)		(0.098)	0.171	(0.134)	0.076		0.262	0.821
Total income (loss) from operations	$(0.110)		$0.391	$0.648	$0.339	$0.113		$0.766	$1.348
Less distributions
From net investment income	$(0.250)		$(0.481)	$(0.478)	$(0.489)	$(0.043)		$(0.537)	$(0.549)
Total distributions	$(0.250)		$(0.481)	$(0.478)	$(0.489)	$(0.043)		$(0.537)	$(0.549)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.001	$0.001
Net asset value — End of period	$6.010		$6.370	$6.460	$6.290	$6.440		$6.370	$6.140
Total Return(4)	(1.66	)%(8)	6.18%	10.66%	5.37%	1.78	%(8)	12.84%	26.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,332,173		$1,440,552	$1,335,996	$1,202,517	$1,263,810		$1,233,720	$1,096,587
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.05	%(7)	1.06%	1.06%	1.06%	1.10	%(7)	1.06%	1.02%
Net investment income	8.28	%(7)	7.53%	7.48%	7.34%	6.88	%(7)	7.93%	9.21%
Portfolio Turnover of the Portfolio	25%		84%	68%	71%	5%		79%	116%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one-month period ended October 31, 2004. The Fund changed its fiscal year-end from September 30 to October 31.

(3)  Amount represents less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended September 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		2004(1)	2003(1)
Net asset value — Beginning of period	$6.370		$6.450	$6.280	$6.440	$6.360		$6.140	$5.340
Income (loss) from operations
Net investment income	$0.226		$0.441	$0.431	$0.424	$0.034		$0.454	$0.483
Net realized and unrealized gain (loss)	(0.359)		(0.088)	0.169	(0.144)	0.085		0.256	0.825
Total income (loss) from operations	$(0.133)		$0.353	$0.600	$0.280	$0.119		$0.710	$1.308
Less distributions
From net investment income	$(0.227)		$(0.433)	$(0.430)	$(0.440)	$(0.039)		$(0.491)	$(0.508)
Total distributions	$(0.227)		$(0.433)	$(0.430)	$(0.440)	$(0.039)		$(0.491)	$(0.508)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.001	$—
Net asset value — End of period	$6.010		$6.370	$6.450	$6.280	$6.440		$6.360	$6.140
Total Return(4)	(2.04	)%(8)	5.58%	9.85%	4.48%	1.80	%(8)	11.96%	25.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$153,448		$173,448	$189,173	$195,780	$194,731		$188,512	$116,449
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.80	%(7)	1.81%	1.81%	1.81%	1.85	%(7)	1.81%	1.79%
Net investment income	7.53	%(7)	6.79%	6.76%	6.59%	6.13	%(7)	7.13%	8.19%
Portfolio Turnover of the Portfolio	25%		84%	68%	71%	5%		79%	116%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one-month period ended October 31, 2004. The Fund changed its fiscal year-end from September 30 to October 31.

(3)  Amount represents less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended September 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		2004(1)	2003(1)
Net asset value — Beginning of period	$6.370		$6.450	$6.280	$6.440	$6.370		$6.140	$5.340
Income (loss) from operations
Net investment income	$0.226		$0.440	$0.430	$0.424	$0.033		$0.453	$0.482
Net realized and unrealized gain (loss)	(0.359)		(0.087)	0.170	(0.143)	0.076		0.267	0.825
Total income (loss) from operations	$(0.133)		$0.353	$0.600	$0.281	$0.109		$0.720	$1.307
Less distributions
From net investment income	$(0.227)		$(0.433)	$(0.430)	$(0.441)	$(0.039)		$(0.491)	$(0.507)
Total distributions	$(0.227)		$(0.433)	$(0.430)	$(0.441)	$(0.039)		$(0.491)	$(0.507)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.001	$—
Net asset value — End of period	$6.010		$6.370	$6.450	$6.280	$6.440		$6.370	$6.140
Total Return(4)	(2.04	)%(8)	5.57%	9.84%	4.40%	1.79	%(8)	12.04%	25.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$185,360		$208,480	$192,526	$180,878	$196,062		$190,103	$118,788
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.80	%(7)	1.81%	1.81%	1.81%	1.85	%(7)	1.81%	1.79%
Net investment income	7.53	%(7)	6.78%	6.75%	6.59%	6.12	%(7)	7.13%	8.15%
Portfolio Turnover of the Portfolio	25%		84%	68%	71%	5%		79%	116%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one-month period ended October 31, 2004. The Fund changed its fiscal year-end from September 30 to October 31.

(3)  Amount represents less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended September 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		2004(1)	2003(1)
Net asset value — Beginning of period	$6.370		$6.450	$6.280	$6.440	$6.360		$6.130	$5.340
Income (loss) from operations
Net investment income	$0.256		$0.505	$0.492	$0.487	$0.039		$0.517	$0.540
Net realized and unrealized gain (loss)	(0.358)		(0.088)	0.171	(0.141)	0.086		0.264	0.812
Total income (loss) from operations	$(0.102)		$0.417	$0.663	$0.346	$0.125		$0.781	$1.352
Less distributions
From net investment income	$(0.258)		$(0.497)	$(0.493)	$(0.506)	$(0.045)		$(0.552)	$(0.562)
Total distributions	$(0.258)		$(0.497)	$(0.493)	$(0.506)	$(0.045)		$(0.552)	$(0.562)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.001	$—
Net asset value — End of period	$6.010		$6.370	$6.450	$6.280	$6.440		$6.360	$6.130
Total Return(4)	(1.53	)%(8)	6.60%	10.93%	5.48%	1.88	%(8)	13.20%	26.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$58,005		$56,913	$45,622	$34,135	$61,409		$55,669	$34,311
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	0.80	%(7)	0.81%	0.81%	0.81%	0.85	%(7)	0.81%	0.80%
Net investment income	8.54	%(7)	7.78%	7.73%	7.55%	7.06	%(7)	8.13%	9.27%
Portfolio Turnover of the Portfolio	25%		84%	68%	71%	5%		79%	116%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one-month period ended October 31, 2004. The Fund changed its fiscal year-end from September 30 to October 31.

(3)  Amount represents less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		September 30, 2004(1)(3)
Net asset value — Beginning of period	$6.370		$6.450	$6.280	$6.440	$6.370		$6.450
Income (loss) from operations
Net investment income	$0.241		$0.471	$0.457	$0.460	$0.035		$0.353
Net realized and unrealized gain (loss)	(0.359)		(0.086)	0.175	(0.147)	0.077		(0.052	)(4)
Total income (loss) from operations	$(0.118)		$0.385	$0.632	$0.313	$0.112		$0.301
Less distributions
From net investment income	$(0.242)		$(0.465)	$(0.462)	$(0.473)	$(0.042)		$(0.382)
Total distributions	$(0.242)		$(0.465)	$(0.462)	$(0.473)	$(0.042)		$(0.382)
Redemption fees	$0.000	(5)	$0.000 (5)	$0.000 (5)	$0.000 (5)	$0.000	(5)	$0.001
Net asset value — End of period	$6.010		$6.370	$6.450	$6.280	$6.440		$6.370
Total Return(6)	(1.79	)%(11)	6.09%	10.40%	4.92%	1.77	%(11)	4.87	%(11)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,496		$13,106	$4,459	$1,520	$233		$116
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(7)(8)	1.28	%(9)	1.30%	1.30%	1.30%	1.34	%(9)	1.31	%(9)
Net investment income	8.04	%(9)	7.28%	7.16%	7.18%	6.44	%(9)	7.51	%(9)
Portfolio Turnover of the Portfolio	25%		84%	68%	71%	5%		79	%(10)

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one-month period ended October 31, 2004. The Fund changed its fiscal year-end from September 30 to October 31.

(3)  For the period from the commencement of operations of Class R shares, January 5, 2004, to September 30, 2004.

(4)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)  Amount represents less than $0.0005.

(6)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)  Annualized.

(10)  For the year ended September 30, 2004.

(11)  Not annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (92.9% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $132,519,222 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009 ($76,209,080) and October 31, 2010 ($56,310,142).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 30, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by

Eaton Vance Income Fund of Boston as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A, Class I and Class Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $65,247 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $40,580 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

Eaton Vance Income Fund of Boston as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $1,663,901 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $591,813 and $706,881 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,948,000 and $18,847,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $16,495, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $197,271, $235,627 and $16,495 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $3,000, $218,000 and $19,000 of CDSCs paid by Class B, Class C and Class R shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $189,525,700 and $307,734,894, respectively.

Eaton Vance Income Fund of Boston as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	24,361,952	69,568,970
Issued to shareholders electing to receive payments of distributions in Fund shares	6,770,011	11,655,684
Redemptions	(35,931,724)	(62,995,005)
Exchange from Class B shares	348,653	803,575
Net increase (decrease)	(4,451,108)	19,033,224
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	851,629	2,872,181
Issued to shareholders electing to receive payments of distributions in Fund shares	513,700	970,673
Redemptions	(2,712,899)	(5,131,294)
Exchange to Class A shares	(348,319)	(803,555)
Net decrease	(1,695,889)	(2,091,995)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,985,624	9,412,706
Issued to shareholders electing to receive payments of distributions in Fund shares	625,852	1,133,385
Redemptions	(5,496,898)	(7,658,679)
Net increase (decrease)	(1,885,422)	2,887,412
Class I	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,523,813	4,375,740
Issued to shareholders electing to receive payments of distributions in Fund shares	297,708	442,715
Redemptions	(2,103,654)	(2,957,253)
Net increase	717,867	1,861,202

Class R	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	697,231	1,552,669
Issued to shareholders electing to receive payments of distributions in Fund shares	74,361	86,315
Redemptions	(416,981)	(272,982)
Net increase	354,611	1,366,002

For the six months ended April 30, 2008 and the year ended October 31, 2007, the Fund received $24,321 and $46,879, respectively, in redemption fees.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 11.4%(1)
Security	Amount	Principal Value
Automotive & Auto Parts — 0.2%
EPD Holdings (Goodyear Engineering Products), Term Loan, 8.65%, Maturing 7/13/15	$5,410,000	$3,462,400
		$3,462,400
Broadcasting — 0.6%
HIT Entertainment, Inc., Term Loan, 8.60%, Maturing 2/5/13	$13,910,000	$11,475,750
		$11,475,750
Building Materials — 0.6%
PLY GEM Industries, Inc., Term Loan, 5.45%, Maturing 8/15/11	$12,883,555	$11,102,868
PLY GEM Industries, Inc., Term Loan, 5.45%, Maturing 8/15/11	403,000	347,300
		$11,450,168
Capital Goods — 0.3%
Dresser, Inc., Term Loan, 5.31%, Maturing 5/4/14	$4,164,169	$4,025,365
Dresser, Inc., Term Loan, 8.82%, Maturing 5/4/15	2,120,000	1,966,300
		$5,991,665
Consumer Products — 0.1%
Amscan Holdings, Inc., Term Loan, 5.16%, Maturing 5/25/13	$3,197,700	$2,734,033
		$2,734,033
Diversified Media — 0.3%
Nielsen Finance, LLC, Term Loan, 5.10%, Maturing 8/9/13	$5,952,778	$5,645,216
		$5,645,216
Energy — 0.6%
SandRidge Energy, Inc., Term Loan, 8.63%, Maturing 4/1/13	$11,760,000	$11,833,500
		$11,833,500

Security	Principal Amount	Value
Gaming — 0.8%
BLB Worldwide Holdings, Term Loan, 7.12%, Maturing 6/30/12	$8,520,000	$3,408,000
Cannery Casino Resorts LLC, Term Loan, 7.32%, Maturing 5/18/14	3,220,000	2,962,400
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	8,909,139	8,820,048
		$15,190,448
Healthcare — 0.1%
Advanced Medical Optics, Inc., Term Loan, 5.44%, Maturing 4/2/14	$2,574,000	$2,393,820
		$2,393,820
Homebuilders / Real Estate — 0.6%
Realogy Corp., Term Loan, 2.65%, Maturing 9/1/14	$2,789,527	$2,394,198
Realogy Corp., Term Loan, 5.72%, Maturing 9/1/14	10,361,099	8,892,734
		$11,286,932
Publishing / Printing — 1.7%
Laureate Education, Inc., Term Loan, 9.86%, Maturing 5/22/08	$8,170,000	$7,557,250
Laureate Education, Inc., Term Loan, 10.00%, Maturing 8/22/15	11,330,000	9,970,400
Laureate Education, Inc., Term Loan, 10.25%, Maturing 8/22/15	14,780,000	13,597,600
		$31,125,250
Services — 1.7%
Adesa, Inc., Term Loan, 4.95%, Maturing 10/18/13	$10,520,500	$10,001,050
Catalina Marketing Corp., Term Loan, 8.19%, Maturing 10/1/08	6,747,000	6,367,481
Neff Rental, Inc., Term Loan, 8.40%, Maturing 5/31/13	2,730,000	2,031,576
Rental Service Corp., Term Loan, 6.23%, Maturing 11/30/13	3,231,113	2,821,166
Sabre, Inc., Term Loan, 4.88%, Maturing 9/30/14	11,934,279	10,129,971
		$31,351,244

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount	Value
Super Retail — 0.2%
General Nutrition Centers, Inc., Term Loan, 4.95%, Maturing 9/16/13	$4,373,955	$3,890,086
		$3,890,086
Telecommunications — 3.3%
Intelsat Bermuda, Ltd., Term Loan, Maturing 1/15/13(2)	$10,403,000	$9,622,775
Intelsat Bermuda, Ltd., Term Loan, Maturing 6/15/16(2)	11,200,000	10,528,000
Intelsat Bermuda, Ltd., Term Loan, 5.20%, Maturing 2/1/14	4,400,000	4,396,700
Level 3 Communications, Inc., Term Loan, 4.96%, Maturing 3/13/14	6,945,000	6,448,432
Telesat Canada, Term Loan, 9.00%, Maturing 10/31/08	18,995,000	18,140,225
Telesat Canada, Term Loan, 10.50%, Maturing 10/31/08	12,665,000	12,095,075
		$61,231,207
Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Maturing 10/10/14(2)	$5,800,000	$5,564,375
		$5,564,375
Total Senior Floating-Rate Interests (identified cost $236,972,137)		$214,626,094
Corporate Bonds & Notes — 80.1%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies, Corp., 10.25%, 2/1/15	$2,910	$1,866,037
Bombardier, Inc., 8.00%, 11/15/14(3)	2,620	2,803,400
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,476,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	3,905	4,139,300
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,770	1,690,350
		$11,975,087

Security	Principal Amount (000's omitted)	Value
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,242	$1,136,822
		$1,136,822
Automotive & Auto Parts — 5.1%
Allison Transmission, Inc., 11.00%, 11/1/15(3)	$5,560	$5,490,500
Altra Industrial Motion, Inc., 9.00%, 12/1/11	6,560	6,527,200
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,965	2,668,500
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,552,500
Ford Motor Credit Co., 7.375%, 10/28/09	17,010	16,379,865
Ford Motor Credit Co., 7.875%, 6/15/10	9,665	9,203,825
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	1,965	1,921,707
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	2,370	2,121,065
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	305,007
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	7,840	8,063,119
General Motors Acceptance Corp., 6.375%, 5/1/08	20,790	20,790,000
General Motors Acceptance Corp., 7.25%, 3/2/11	2,825	2,397,908
General Motors Acceptance Corp., 7.75%, 1/19/10	6,640	6,111,921
General Motors Acceptance Corp., Variable Rate, 4.315%, 5/15/09	4,555	4,156,806
Tenneco Automotive, Inc., 10.25%, 7/15/13	3,701	3,932,312
Tenneco, Inc., 8.125%, 11/15/15(3)	2,405	2,477,150
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,880,787
		$95,980,172
Broadcasting — 0.1%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	$2,490	$2,689,200
		$2,689,200
Building Materials — 0.8%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$965	$998,775
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,463,300
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	2,980	2,197,750
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	11,740	9,450,700
		$15,110,525

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Cable / Satellite TV — 2.3%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	$3,025	$3,025,000
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	17,579,625
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(3)	6,050	6,428,125
Kabel Deutschland GmbH, 10.625%, 7/1/14	4,005	4,185,225
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	6,205	5,739,625
National Cable PLC, 8.75%, 4/15/14	1,195	1,162,137
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	4,685	4,544,450
		$42,664,187
Capital Goods — 1.2%
American Railcar Industry, 7.50%, 3/1/14	$3,895	$3,524,975
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,664,375
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	3,010	3,010,000
ESCO Corp., Sr. Notes, Variable Rate, 6.675%, 12/15/13(3)	3,010	2,754,150
RBS Global & Rexnord Corp., 9.50%, 8/1/14	3,775	3,793,875
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,104,850
		$21,852,225
Chemicals — 1.1%
CII Carbon, LLC, 11.125%, 11/15/15(3)	$2,900	$2,798,500
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	5,335	4,348,025
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.863%, 11/15/13	3,525	3,066,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	10,020	10,070,100
		$20,283,375
Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$11,295	$10,278,450
		$10,278,450
Containers — 0.7%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$4,437,600
Pliant Corp. (PIK), 11.85%, 6/15/09	8,907	8,552,910
		$12,990,510

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$4,190	$3,456,750
E*Trade Financial Corp., 7.875%, 12/1/15	7,500	6,075,000
Nuveen Investments, Inc., 5.00%, 9/15/10	1,205	1,063,412
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(3)	7,525	7,280,437
		$17,875,599
Diversified Media — 2.2%
Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,827,000
Affinion Group, Inc., 11.50%, 10/15/15	4,865	4,798,106
CanWest Media, Inc., 8.00%, 9/15/12	6,158	5,927,120
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	3,320	2,705,800
Nielsen Finance, LLC, 10.00%, 8/1/14	6,960	7,273,200
Nielsen Finance, LLC, 10.00%, 8/1/14(3)	11,895	12,430,275
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 12.50%, 8/1/16	4,675	3,389,375
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	3,495	2,918,325
		$41,269,201
Energy — 7.8%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$7,885	$7,648,450
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,677,500
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,095	3,849,300
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	8,661,547
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,120	1,159,200
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	4,179,027
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,783,625
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15(3)	7,370	7,406,850
Inergy L.P./Finance, Sr. Notes, 6.875%, 12/15/14	3,280	3,210,300
OPTI Canada, Inc., 7.875%, 12/15/14	4,010	4,100,225
OPTI Canada, Inc., 8.25%, 12/15/14	3,735	3,875,062
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,513,925
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	15,948,125
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18(3)	3,885	4,079,250
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	955	902,475
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	11,670	10,911,450
Plains Exploration & Production Co., 7.00%, 3/15/17	5,575	5,519,250
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,975	3,955,125

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Energy (continued)
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	$10,225	$9,739,312
SESI, LLC, 6.875%, 6/1/14	1,150	1,132,750
Southwestern Energy Co., 7.50%, 2/1/18(3)	10,245	10,910,915
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	10,355	10,096,125
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	21,310,100
VeraSun Energy Corp., 9.875%, 12/15/12	1,900	1,752,750
		$147,322,638
Entertainment / Film — 1.3%
AMC Entertainment, Inc., 11.00%, 2/1/16	$16,380	$16,380,000
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	11,265	8,843,025
		$25,223,025
Environmental — 0.4%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$7,131,400
		$7,131,400
Food & Drug Retail — 1.2%
Rite Aid Corp., 6.125%, 12/15/08(3)	$17,775	$17,463,937
Rite Aid Corp., 7.50%, 3/1/17	5,010	4,671,825
		$22,135,762
Food / Beverage / Tobacco — 1.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$10,090	$9,333,250
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	19,135	18,608,787
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	1,505	729,925
		$28,671,962
Gaming — 9.2%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)	$11,355	$7,778,175
CCM Merger, Inc., 8.00%, 8/1/13(3)	8,020	6,937,300
Chukchansi EDA, Sr. Notes, Variable Rate, 8.238%, 11/15/12(3)	5,045	4,351,312
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	518	507,304
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15(3)	19,830	14,327,175
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	12,345	12,530,175
Galaxy Entertainment Finance, Variable Rate, 9.829%, 12/15/10(3)	4,605	4,605,000

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	$1,875	$1,734,375
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(3)	6,745	6,104,225
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	9,055	7,877,850
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11(3)	3,390	355,950
Majestic Star Casino, LLC, 9.50%, 10/15/10	5,315	4,677,200
MGM Mirage, Inc., 7.50%, 6/1/16	6,590	5,996,900
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	6,025	5,136,312
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	6,158,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,150	1,081,000
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	8,042,850
Park Place Entertainment, 7.875%, 3/15/10	19,300	18,238,500
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	780	780,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15(3)	5,855	4,874,287
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(3)	2,172	2,329,470
San Pasqual Casino, 8.00%, 9/15/13(3)	2,005	1,879,687
Seminole Hard Rock Entertainment, Variable Rate, 5.30%, 3/15/14(3)	3,875	3,264,688
Station Casinos, Inc., 7.75%, 8/15/16	2,415	2,022,562
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	6,585	5,589,019
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	17,310	11,208,225
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	9,455	9,265,900
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(3)	1,470	1,455,300
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)	13,368	12,966,960
		$172,075,951
Healthcare — 5.1%
Accellent, Inc., 10.50%, 12/1/13	$3,795	$3,263,700
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,643,300
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15(3)	7,885	8,417,237
Biomet, Inc., 11.625%, 10/15/17(3)	13,045	13,925,537
HCA, Inc., 7.875%, 2/1/11	647	658,322
HCA, Inc., 8.75%, 9/1/10	10,406	10,744,195

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
HCA, Inc., 9.125%, 11/15/14	$5,335	$5,668,438
HCA, Inc., 9.25%, 11/15/16	5,920	6,378,800
MultiPlan Merger Corp., Sr. Sub. Notes, 10.375%, 4/15/16(3)	10,535	10,271,625
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,970	8,209,100
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,414,125
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	1,520	1,531,400
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,477,400
US Oncology, Inc., 10.75%, 8/15/14	8,635	8,764,525
Viant Holdings, Inc., 10.125%, 7/15/17(3)	1,583	1,305,975
		$95,673,679
Homebuilders / Real Estate — 0.0%
Stanley Martin Co., 9.75%, 8/15/15	$1,415	$700,425
		$700,425
Leisure — 2.4%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)	$4,961	$4,539,568
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	3,635	3,307,850
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12(3)	6,665	6,098,475
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	14,385	14,924,438
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.989%, 5/1/10	17,165	17,057,719
		$45,928,050
Metals / Mining — 1.3%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$10,030	$7,422,200
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	2,455	1,534,375
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	10,135	11,579,238
FMG Finance PTY, Ltd., Variable Rate, 7.076%, 9/1/11(3)	4,130	4,016,425
		$24,552,238
Paper — 2.9%
Georgia-Pacific Corp., 9.50%, 12/1/11	$2,970	$3,148,200
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	1,555	1,348,963
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	4,805	4,396,575
NewPage Corp., 10.00%, 5/1/12(3)	8,000	8,580,000

Security	Principal Amount (000's omitted)	Value
Paper (continued)
NewPage Corp., 10.00%, 5/1/12	$5,380	$5,770,050
NewPage Corp., 12.00%, 5/1/13	10,010	10,660,650
NewPage Corp., Variable Rate, 9.489%, 5/1/12	2,585	2,707,788
Rock-Tenn Co., 9.25%, 3/15/16(3)	1,950	2,057,250
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	16,135	13,714,750
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	2,425	2,231,000
		$54,615,226
Publishing / Printing — 2.0%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$6,262	$5,917,590
Harland Clarke Holdings, 9.50%, 5/15/15	4,740	3,851,250
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16	7,065	4,627,575
R.H. Donnelley Corp., 8.875%, 10/15/17(3)	19,190	12,473,500
Reader's Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	13,615	9,802,800
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17(3)	1,660	1,120,500
		$37,793,215
Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14(3)	$2,350	$2,235,438
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	6,985	6,714,331
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,249,425
		$18,199,194
Restaurants — 0.9%
El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$6,737,250
NPC International, Inc., 9.50%, 5/1/14	10,535	9,744,875
		$16,482,125
Services — 5.0%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$9,960	$8,914,200
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	13,785	11,648,325
Hertz Corp., 10.50%, 1/1/16	10,600	10,719,250
KAR Holdings, Inc., Sr. Notes, 8.75%, 5/1/14	795	767,175
KAR Holdings, Inc., Sr. Sub. Notes, Variable Rate, 7.239%, 5/1/14	2,805	2,549,044
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14(3)	5,110	5,237,750

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Services (continued)
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	$2,950	$2,610,750
Neff Corp., Sr. Notes, 10.00%, 6/1/15	1,570	777,150
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	3,095	3,259,437
Rental Service Corp., 9.50%, 12/1/14	10,940	9,846,000
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12	12,979	13,508,760
Travelport, LLC, 9.875%, 9/1/14	10,405	10,105,856
Travelport, LLC, 11.875%, 9/1/16	2,829	2,602,680
United Rentals North America, Inc., 6.50%, 2/15/12	785	739,863
West Corp., 9.50%, 10/15/14	11,955	11,476,800
		$94,763,040
Steel — 1.0%
RathGibson, Inc., 11.25%, 2/15/14	$8,245	$8,059,488
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15(3)	1,185	1,179,075
Ryerson, Inc., Sr. Notes, Variable Rate, 10.614%, 11/1/14(3)	790	722,850
Steel Dynamics, Inc., Sr. Notes, 7.375%, 11/1/12(3)	8,365	8,553,213
		$18,514,626
Super Retail — 8.2%
GameStop Corp., 8.00%, 10/1/12	$27,290	$29,200,300
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 7.199%, 3/15/14	9,205	8,077,388
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	8,100	7,107,750
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	3,915	3,817,125
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	7,315	6,601,788
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,615	5,867,675
Neiman Marcus Group, Inc., 10.375%, 10/15/15	43,625	46,024,375
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	13,770	13,770,000
Toys "R" Us, 7.375%, 10/15/18	9,495	7,097,513
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	22,490	19,116,500
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	10,235	8,264,763
		$154,945,177
Technology — 3.0%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$17,350	$14,183,625
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	9,100	8,747,375
Avago Technologies Finance, 10.125%, 12/1/13	3,260	3,488,200

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Avago Technologies Finance, 11.875%, 12/1/15	$6,470	$6,987,600
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15(3)	17,480	16,496,750
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	3,560	3,533,300
SunGard Data Systems, Inc., 9.125%, 8/15/13	3,145	3,302,250
		$56,739,100
Telecommunications — 3.2%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$5,490	$5,750,775
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(3)	5,835	5,018,100
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(3)	13,975	11,878,750
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(3)	6,170	6,262,550
Intelsat Bermuda, Ltd., 9.25%, 8/15/14	9,771	8,940,465
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	6,130	6,214,288
Qwest Communications International, Inc., 7.50%, 2/15/14	11,465	11,321,688
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,526,250
Windstream Corp., Sr. Notes, 8.125%, 8/1/13	805	837,200
		$59,750,066
Textiles / Apparel — 1.9%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$1,610	$1,646,225
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	8,065	8,468,250
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	13,113	12,555,698
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	9,400	8,977,000
Phillips Van Heusen, Sr. Notes, 7.25%, 2/15/11	620	630,850
Phillips Van Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,160,000
		$36,438,023
Transportation Ex Air / Rail — 0.5%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(3)	$8,305	$8,595,675
		$8,595,675
Utilities — 4.6%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$1,923	$2,016,746
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,648	2,740,286
Dynegy Holdings, Inc., 7.75%, 6/1/19	8,085	8,085,000
Dynegy Holdings, Inc., 8.375%, 5/1/16	3,370	3,530,075
Edison Mission Energy, 7.50%, 6/15/13	915	956,175

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17(3)	$15,170	$16,231,900
NGC Corp., 7.625%, 10/15/26	7,090	6,540,525
NRG Energy, Inc., 7.25%, 2/1/14	245	252,350
NRG Energy, Inc., 7.375%, 1/15/17	7,580	7,826,350
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,380	2,457,350
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	15,709,888
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	820,325
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15(3)	9,980	10,454,050
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15(3)	8,160	8,547,600
		$86,168,620
Total Corporate Bonds & Notes (identified cost $1,568,638,467)		$1,506,524,570
Common Stocks — 2.1%
Security	Shares	Value
Containers — 0.1%
Greif, Inc.	42,800	$2,764,880
		$2,764,880
Gaming — 0.3%
Fontainebleau Equity Holdings, Class A(4)(5)	301,724	$3,620,688
Shreveport Gaming Holdings, Inc.(4)(5)(6)	3,597	89,925
Trump Entertainment Resorts, Inc.(6)	484,160	1,350,807
		$5,061,420
Leisure — 0.0%
HRP, Class B(3)(4)(6)	3,730	$37
		$37
Super Retail — 1.5%
GameStop Corp., Class A(6)	493,382	$27,155,745
GNC Acquisition Holdings, Class A(4)(5)	204,221	1,021,105
		$28,176,850

Security	Shares	Value
Telecommunications — 0.2%
American Tower Corp., Class A(6)	67,993	$2,952,256
		$2,952,256
Total Common Stocks (identified cost $39,455,318)		$38,955,443
Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.4%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$5,745	$7,288,969
Total Convertible Bonds (identified cost $5,810,323)		$7,288,969
Convertible Preferred Stocks — 1.1%
Security	Shares	Value
Energy — 0.8%
Chesapeake Energy Corp., 4.50%	91,533	$11,784,874
Chesapeake Energy Corp., 5.00%(3)	21,939	3,200,351
		$14,985,225
Telecommunications — 0.3%
Crown Castle International Corp. (PIK), 6.25%	85,673	$4,969,034
		$4,969,034
Total Convertible Preferred Stocks (identified cost $15,115,555)		$19,954,259
Preferred Stocks — 0.3%
Security	Shares/Units	Value
Gaming — 0.3%
Fontainebleau Resorts LLC (PIK)(4)(5)	7,676	$6,017,835
		$6,017,835

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)	69,779	$348,895
		$348,895
Total Preferred Stocks (identified cost $8,024,705)		$6,366,730
Miscellaneous — 0.1%
Security	Shares	Value
Cable / Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(6)	10,260,000	$884,925
Adelphia, Inc., Escrow Certificate(6)	5,085,000	432,225
Adelphia Recovery Trust(6)	14,818,854	1,129,938
		$2,447,088
Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	2,205,000	$220
Mirant Corp., Escrow Certificate(4)(5)(6)	4,900,000	490
		$710
Total Miscellaneous (identified cost $13,800,475)		$2,447,798
Warrants — 0.0%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(4)(5)(6)	6,338	$329,566
		$329,566
Total Warrants (identified cost $182,579)		$329,566

Short-Term Investments — 4.3%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(7)	$80,067	$80,066,564
Total Short-Term Investments (identified cost $80,066,564)		$80,066,564
Total Investments — 99.8% (identified cost $1,968,066,123)		$1,876,559,993
Other Assets, Less Liabilities — 0.2%		$4,676,469
Net Assets — 100.0%		$1,881,236,462

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $433,626,564 or 23.1% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Restricted security.

(6)  Non-income producing security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $1,887,999,559)	$1,796,493,429
Affiliated investment, at value (identified cost, $80,066,564)	80,066,564
Cash*	2,360,000
Receivable for investments sold	15,849,512
Dividends and interest receivable	45,744,427
Interest receivable from affiliated investment	161,112
Receivable for closed swap contracts	674,356
Receivable for open swap contracts	543,839
Total assets	$1,941,893,239
Liabilities
Payable for investments purchased	$54,823,697
Payable for open swap contracts	4,795,243
Payable to affiliate for investment adviser fee	923,661
Payable to affiliate for Trustees' fees	2,708
Accrued expenses	111,468
Total liabilities	$60,656,777
Net Assets applicable to investors' interest in Portfolio	$1,881,236,462
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,976,993,996
Net unrealized depreciation (computed on the basis of identified cost)	(95,757,534)
Total	$1,881,236,462

* Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and other income	$85,129,046
Dividends	424,762
Interest income allocated from affiliated investment	2,316,203
Expenses allocated from affiliated investment	(271,989)
Total investment income	$87,598,022
Expenses
Investment adviser fee	$5,642,204
Trustees' fees and expenses	16,018
Custodian fee	181,731
Legal and accounting services	59,150
Miscellaneous	18,199
Total expenses	$5,917,302
Deduct — Reduction of custodian fee	$41
Total expense reductions	$41
Net expenses	$5,917,261
Net investment income	$81,680,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(38,464,932)
Swap contracts	6,150,524
Net realized loss	$(32,314,408)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(76,428,776)
Swap contracts	(5,844,940)
Net change in unrealized appreciation (depreciation)	$(82,273,716)
Net realized and unrealized loss	$(114,588,124)
Net decrease in net assets from operations	$(32,907,363)

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$81,680,761	$159,859,263
Net realized gain (loss) from investment transactions, swap contracts and foreign currency transactions	(32,314,408)	31,309,856
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(82,273,716)	(63,443,920)
Net increase (decrease) in net assets from operations	$(32,907,363)	$127,725,199
Capital transactions — Contributions	$206,403,417	$618,807,755
Withdrawals	(330,737,390)	(582,868,093)
Net increase (decrease) in net assets from capital transactions	$(124,333,973)	$35,939,662
Net increase (decrease) in net assets	$(157,241,336)	$163,664,861
Net Assets
At beginning of period	$2,038,477,798	$1,874,812,937
At end of period	$1,881,236,462	$2,038,477,798

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended October 31,		Year Ended September 30,
	(Unaudited)		2007	2006	2005	2004(1)		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)(3)	0.65	%(4)	0.62%	0.66%	0.65%	0.66	%(4)	0.66%	0.66%
Net investment income	8.64	%(4)	7.91%	7.85%	7.71%	7.29	%(4)	8.29%	9.51%
Portfolio Turnover	25%		84%	68%	71%	5%		79%	116%
Total Return	(1.46	)%(5)	6.65%	11.10%	5.80%	1.82	%(5)	13.28%	26.96%
Net assets, end of period (000's omitted)	$1,881,236		$2,038,478	$1,874,813	$1,686,172	$1,719,431		$1,669,254	$1,367,987

(1)  For the one-month period ended October 31, 2004. The Portfolio changed its fiscal year-end from September 30 to October 31.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, the period ended October 31, 2004 and the years ended September 30, 2004 and 2003, respectively).

(3)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements

Boston Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide as much current income as possible. The Portfolio also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital as secondary objectives. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Income Fund of Boston, Eaton Vance Diversified Income Fund and Eaton Vance Capital & Income Strategies Fund held an interest of 92.9%, 6.8% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). The Portfolio also invests in interests in senior floating-rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees as permitted by the 1940 Act. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification

Boston Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Boston Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by two fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $5,893,740 of which $251,536 was allocated from Cash Management and $5,642,204 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.62% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $456,416,481 and $442,487,434, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,972,326,464
Gross unrealized appreciation	$36,715,707
Gross unrealized depreciation	(132,482,178)
Net unrealized depreciation	$(95,766,471)

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/ Units	Cost		Value
Stocks and Warrants
GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$1,021,105
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		348,895
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,620,688
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	7,676	7,675,810		6,017,835
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	220
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	6,338	0	(1)	329,566
Shreveport Gaming Holdings, Inc.	7/21/05	3,597	5,180		89,925
Total Restricted Securities			$12,671,678		$11,428,724

(1)  Less than $0.50.

Boston Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp.	Sell	$3,475	3.20%	12/20/2009	$(71,155)
	Rite Aid Corp.	Sell	10,605	5.70	6/20/2008	(9,504)
Citigroup, Inc.	First Data Corp.	Sell	6,950	3.20	12/20/2009	(142,310)
	First Data Corp.	Sell	6,950	3.55	12/20/2009	(105,341)
	Sprint Corp.	Sell	2,100	7.35	3/20/2013	(196,328)
Credit Suisse	Sprint Corp.	Sell	2,100	7.50	3/20/2013	(208,188)
Deutsche Bank	Sprint Corp.	Sell	3,600	7.50	3/20/2013	(356,894)
Goldman Sachs General Capital	Motors Corp.	Sell	3,400	7.25	9/20/2010	(165,027)
Markets L.P.	Sprint Corp.	Sell	3,600	7.20	3/20/2013	(316,231)
JPMorgan AMD, Inc. Chase Bank	Series B	Sell	3,500	6.50	12/20/2012	(576,175)
	AMD, Inc. Series C	Sell	3,500	6.40	12/20/2012	(586,042)
	Ford Motor Corp.	Sell	6,800	8.50	3/20/2010	177,751
Lehman Ford Brothers, Inc.	Motor Corp.	Sell	$7,040	7.20%	12/20/2009	$(16,645)
	Ford Motor Corp.	Sell	7,110	8.00	3/20/2010	36,640
	Ford Motor Corp. Series C	Sell	14,100	6.10	12/20/2008	1,848
	General Motors Corp.	Sell	10,200	6.50	9/20/2008	(9,957)
	General Motors Corp.	Sell	7,050	5.90	12/20/2009	(301,763)
	General Motors Corp.	Sell	7,040	7.00	12/20/2009	(190,223)
	Rite Aid Corp.	Sell	3,530	3.90	12/20/2008	(51,618)

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Rite Aid Corp. Brothers, Inc.	Series B	Sell	$7,070	5.60	3/20/2009	$(53,655)
	Rite Aid Corp. Series C	Sell	3,400	5.60	3/20/2009	(25,803)
	Toys "R" Us	Sell	7,000	4.35	12/20/2008	(64,716)
	Toys "R" Us	Sell	3,535	8.90	3/20/2013	(30,738)
Morgan Stanley Capital Services, Inc.
	ARAMARK Corp.	Sell	6,800	4.82	9/20/2012	324,375
	Darden Restaurant	Sell	14,245	1.78	6/20/2013	(206,639)
	Intelsat Ltd.	Sell	7,060	3.75	12/20/2008	3,225
	Sprint Corp.	Sell	3,600	7.25	3/20/2013	(323,008)
	Sprint Corp.	Sell	3,600	7.50	3/20/2013	(356,894)
RBS First Data Greenwich Capital	Corp., Series E	Sell	6,960	3.95	12/20/2010	(284,304)
	First Data Corp., Series F	Sell	3,480	3.90	12/20/2010	(146,085)
						$(4,251,404)

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

8  Concentration of Portfolio Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Boston Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Boston Income Portfolio, the portfolio in which the Eaton Vance Income Fund of Boston (the "Fund") invests (the "Portfolio"), with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Income Fund of Boston

OFFICERS AND TRUSTEES

Eaton Vance Income Fund of Boston

Officers
Michael W. Weilheimer
President
Thomas P. Huggins
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Boston Income Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Boston Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Income Fund of Boston
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Income Fund of Boston
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

443-6/08  IBSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2008